Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Interest receivable	$ 60,497	$ 1,483,461
Due from third parties		461,993
Others	33,977	11,191
Total	$ 94,474	$ 1,956,645